Software (Tables)	12 Months Ended
Dec. 31, 2015
Research and Development [Abstract]
Schedule of Capitalized Computer Software	Software, net consisted of the following:

	As of December 31,
	2015	2014
Software	$854.2	$812.1
Accumulated amortization	(368.3)	(219.4)
Software, net	$485.9	$592.7